Debt - June 2024 Convertible Notes (Details) - June 2024 Convertible Notes - USD ($)		1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 25, 2024	Jul. 30, 2024	Jun. 30, 2024	Jul. 30, 2024
Debt
Principal amount	$ 2,500,000
Interest rate	8.00%
Interest		$ 16,400		$ 19,200
Adagio Medical Inc
Debt
Principal amount	$ 2,500,000
Interest rate	8.00%
Outstanding notes			$ 2,500,000
Interest			$ 2,700,000
Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Debt convertible amount	$ 24,000,000.0
Percent of liquidation preference	120.00%
Conversion under both Qualified Financing and Non-Qualified Financing | Adagio Medical Inc
Debt
Debt convertible amount	$ 24,000,000.0
Percent of liquidation preference	120.00%
Minimum equity financing amount to be converted	$ 10,000,000.0
Percentage of effective price of common stock sold to trigger conversion	75.00%